Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Recent Accounting Pronouncements
Recent Accounting Pronouncements
(3)	Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact the adoption of this standard on its financial statements but does not expect it to be material.

In November 2024, the FASB issued ASU 2024-03, Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses which requires disaggregated disclosure of income statement expenses for public entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for the Company in its annual reporting on January 1, 2027. The Company does not plan to adopt this standard early. The Company is currently evaluating the effect that the adoption of ASU 2024-03 will have on the Company’s disclosures.

Other recent Accounting Standards Updates issued by the FASB and guidance issued by the SEC did not, or are not believed by management to, have a material effect on the Company’s present or future condensed consolidated financial statements.

(3)	Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. See Note 14 in the accompanying notes to the consolidated financial statements.